10-K Business Segment Data (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 785,189,000	$ 711,813,000	$ 1,093,089,000	$ 1,021,778,000	$ 2,534,729,000	$ 2,228,930,000	$ 2,178,002,000
EBITDA:	125,115,000	87,318,000	111,008,000	69,126,000	306,740,000	293,406,000	304,959,000
Capital expenditures					181,847,000	417,524,000	191,635,000
Assets	2,642,897,000		2,642,897,000		2,294,319,000	2,181,824,000	1,823,507,000
Property, plant and equipment	2,533,435,000		2,533,435,000		2,489,408,000
Less accumulated depreciation, depletion and amortization	1,221,966,000		1,221,966,000		1,174,195,000	1,097,387,000	1,038,730,000
Net property, plant and equipment	1,311,469,000		1,311,469,000		1,315,213,000	1,250,310,000	989,745,000
Noncash transactions in capital expenditures					(5,430,000)	(8,077,000)	916,000
Pacific
Segment Reporting Information [Line Items]
Revenues	142,155,000	128,412,000	209,941,000	213,761,000	468,589,000	427,229,000	454,318,000
Northwest
Segment Reporting Information [Line Items]
Revenues	178,734,000	150,785,000	294,618,000	255,575,000	598,774,000	474,941,000	413,723,000
Mountain
Segment Reporting Information [Line Items]
Revenues	175,754,000	170,419,000	236,372,000	228,888,000	541,910,000	479,543,000	450,852,000
North Central
Segment Reporting Information [Line Items]
Revenues	187,602,000	167,238,000	208,576,000	190,062,000	607,311,000	561,661,000	567,473,000
Other
Segment Reporting Information [Line Items]
Revenues	100,944,000	94,959,000	143,582,000	133,492,000	318,145,000	285,556,000	291,636,000
Operating Segments
Segment Reporting Information [Line Items]
Revenues	834,890,000	762,704,000	1,132,052,000	1,069,800,000	2,218,896,000	1,946,679,000	1,892,304,000
EBITDA:	119,769,000	83,145,000	99,680,000	69,048,000	297,316,000	285,066,000	277,626,000
Assets					1,927,763,000	1,821,428,000	1,511,936,000
Operating Segments | Pacific
Segment Reporting Information [Line Items]
Revenues	142,155,000	128,412,000	209,941,000	213,761,000	468,589,000	427,229,000	454,318,000
EBITDA:	22,041,000	15,198,000	18,928,000	20,631,000	55,839,000	67,124,000	79,136,000
Capital expenditures					33,046,000	26,675,000	22,108,000
Assets					441,606,000	414,103,000	403,023,000
Property, plant and equipment					533,985,000	505,103,000	486,401,000
Operating Segments | Northwest
Segment Reporting Information [Line Items]
Revenues	178,734,000	150,785,000	294,618,000	255,575,000	598,774,000	474,941,000	413,723,000
EBITDA:	40,706,000	23,196,000	53,844,000	35,976,000	103,885,000	80,624,000	74,360,000
Capital expenditures					60,697,000	278,946,000	45,963,000
Assets					772,159,000	714,098,000	452,126,000
Property, plant and equipment					813,513,000	759,482,000	553,632,000
Operating Segments | Mountain
Segment Reporting Information [Line Items]
Revenues	175,754,000	170,419,000	236,372,000	228,888,000	541,910,000	479,543,000	450,852,000
EBITDA:	32,561,000	28,643,000	26,014,000	20,601,000	72,604,000	65,017,000	52,407,000
Capital expenditures					35,098,000	47,648,000	59,156,000
Assets					293,121,000	278,608,000	248,216,000
Property, plant and equipment					400,907,000	369,732,000	328,037,000
Operating Segments | North Central
Segment Reporting Information [Line Items]
Revenues	187,602,000	167,238,000	208,576,000	190,062,000	607,311,000	561,661,000	567,473,000
EBITDA:	24,461,000	16,108,000	894,000	(8,160,000)	64,988,000	72,301,000	71,723,000
Capital expenditures					33,151,000	28,838,000	17,307,000
Assets					420,877,000	414,619,000	408,571,000
Property, plant and equipment					441,731,000	419,075,000	396,427,000
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	(167,663,000)	(169,232,000)	(207,248,000)	(215,266,000)	(37,205,000)	(35,132,000)	(40,174,000)
Assets					(3,364,475,000)	(3,169,140,000)	(2,543,077,000)
Intersegment Eliminations | Pacific
Segment Reporting Information [Line Items]
Revenues	26,483,000	30,053,000	37,779,000	46,201,000	0	55,000	148,000
Intersegment Eliminations | Northwest
Segment Reporting Information [Line Items]
Revenues	35,322,000	27,963,000	48,290,000	42,106,000	1,444,000	3,102,000	2,414,000
Intersegment Eliminations | Mountain
Segment Reporting Information [Line Items]
Revenues	34,796,000	37,504,000	40,710,000	41,566,000	120,000	26,000	18,000
Intersegment Eliminations | North Central
Segment Reporting Information [Line Items]
Revenues	54,044,000	50,330,000	55,766,000	51,641,000	747,000	122,000	3,358,000
Intersegment Eliminations | Other
Segment Reporting Information [Line Items]
Revenues	17,018,000	23,382,000	24,703,000	33,752,000	34,894,000	31,827,000	34,236,000
Total intersegment operating revenues
Segment Reporting Information [Line Items]
Revenues	167,663,000	169,232,000	207,248,000	215,266,000	37,205,000	35,132,000	40,174,000
All Other
Segment Reporting Information [Line Items]
Revenues	117,962,000	118,341,000	168,285,000	167,244,000	353,038,000	317,383,000	325,872,000
EBITDA:	5,346,000	4,173,000	11,328,000	78,000	9,424,000	8,340,000	27,333,000
Assets					3,731,031,000	3,529,536,000	2,854,648,000
All Other | Other
Segment Reporting Information [Line Items]
Revenues	100,944,000	94,959,000	143,582,000	133,492,000	318,145,000	285,556,000	291,636,000
EBITDA:	$ 5,346,000	$ 4,173,000	$ 11,328,000	$ 78,000	9,424,000	8,340,000	27,333,000
Capital expenditures					19,855,000	35,417,000	47,101,000
Assets					366,556,000	360,396,000	311,571,000
Property, plant and equipment					$ 299,272,000	$ 294,305,000	$ 263,978,000